Balance Sheet Information Schedule of the Changes in the Allowance for Cash Discounts, Bad Debts and Returns (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Dec. 25, 2011	Dec. 26, 2010	Sep. 29, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	$ 5,440	$ 5,214	$ 3,826	$ 5,707
Revenue Reductions	90,598	86,158	84,618
Deductions	(90,889)	(85,932)	(83,230)
Ending Balance	$ 5,149	$ 5,440	$ 5,214	$ 5,707